Accounts payable and accruals	12 Months Ended
Dec. 31, 2020
Accounts Payable And Accruals [Abstract]
10. Accounts payable and accruals
10.	Accounts payable and accruals

	2020	2019
Trade payables	3,291	7,128
Accrued expenses	2,423	2,801
Accrued wages and other benefits	1,379	575
Others	750	750
	7,843	11,254